Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Current - Foreign			$ 42	$ 57
Deferred - US			54	0
Total	$ 20	$ 13	$ 96	$ 57